Commitments and contingencies (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies
Restricted cash consists of bank deposits frozen by PRC local authorities	¥ 22,046,995	¥ 20,179,754	¥ 68,859,138
Contingent liability	¥ 6,270,715